Long-term debt (Schedule of Future Payments Related to Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2020, Principal	$ 3,233
2020, Interest	40,190
2020, Principal and Interest Total	43,423
2021, Principal	3,173
2021, Interest	39,896
2021, Principal and Interest Total	43,069
2022, Principal	3,370
2022, Interest	39,568
2022, Principal and Interest Total	42,938
2023, Principal	350,959
2023, Interest	39,292
2023, Principal and Interest Total	390,251
2024, Principal	2,307
2024, Interest	15,974
2024, Principal and Interest Total	18,281
Thereafter, Principal	268,730
Thereafter, Interest	41,151
Thereafter, Principal and Interest Total	309,881
Total payments, Principal	631,772
Total payments, Interest	216,071
Total payments, Principal and future interest expense	847,843
Interest	(216,071)
Deferred financing cost	(3,397)	$ (4,019)
Long term debt	626,808	$ 630,260
2023 Notes
Debt Instrument [Line Items]
Discount on 2023 Notes	(2,504)
Premium on 2023 Notes	$ 937